Pay vs Performance Disclosure number in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year (a)	Summary Compensation Table Total for PEO(1) ($) (b)	Compensation Actually Paid to PEO(2) ($) (c)	Average Summary Compensation Table Total for non-PEO NEOs(1) ($) (d)	Average Compensation Actually Paid to non-PEO NEOs(2) ($) (e)	Value of Initial Fixed $100 Investment Based On:		Net Income(4) (millions) ($) (h)	NEBITDA(5) (millions) ($) (i)
					GoDaddy TSR(3) ($) (f)	Peer Group TSR(3) ($) (g)
2025	23,017,010	(21,622,349)	8,089,890	(7,161,205)	149.58	118.22	875	1,586
2024	19,465,233	72,751,381	7,518,446	20,579,956	290.59	165.08	937	1,396
2023	15,877,217	30,853,433	4,146,301	5,208,078	156.30	127.53	1,376	1,135
2022	18,645,890	12,378,070	4,954,336	4,347,627	110.16	79.37	353	1,013
2021	15,290,590	14,914,733	4,191,579	2,520,364	124.94	152.38	243	872

Company Selected Measure Name	NEBITDA
Named Executive Officers, Footnote	Compensation for our PEO, Mr. Bhutani, reflects the amounts reported in the “Summary Compensation Table” for the respective years. Average compensation for non-PEO NEOs includes the following NEOs: (i) in 2025, Roger Chen, Mark McCaffrey and Jared Sine, (ii) in 2024, Mr. Chen, Nicholas Daddario, Mr. McCaffrey and Mr. Sine; (iii) in 2023 and 2022, Mr. Chen, Mr. Daddario, Michele Lau and Mr. McCaffrey; and (iv) in 2021, Mr. Daddario, Nima Kelly, Ms. Lau, Mr. McCaffrey and Raymond Winborne.
Peer Group Issuers, Footnote	TSR is cumulative for the measurement periods beginning on December 31, 2020 and ending on December 31 of each of 2025, 2024, 2023, 2022 and 2021, calculated in accordance with Item 201(e) of Regulation S-K. The peer group for purposes of this table is the same as the NASDAQ Internet Index, which is the peer group used for purposes of the performance graph as shown in our 2025 Annual Report on Form 10-K.
PEO Total Compensation Amount	$ 23,017,010	$ 19,465,233	$ 15,877,217	$ 18,645,890	$ 15,290,590
PEO Actually Paid Compensation Amount	$ (21,622,349)	72,751,381	30,853,433	12,378,070	14,914,733
Adjustment To PEO Compensation, Footnote	In 2025, the compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEO NEOs reflects the respective amounts set forth in columns (b) and (d), adjusted in accordance with SEC rules as set forth in the table below. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our non-PEO NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee with respect to our NEOs’ compensation for fiscal year 2025, see the Compensation Discussion and Analysis beginning on page 33. Fair values set forth in the table below are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting year.

	PEO	Non-PEO NEOs
Prior FYE	12/31/2024	12/31/2024
Current FYE	12/31/2025	12/31/2025
Fiscal Year	2025 ($)	2025 ($)
Summary Compensation Table Total	23,017,010	8,089,890
- Grant Date Fair Value of Option Awards and Stock Awards Granted in FY	(20,883,438)	(7,100,573)
+ Fair Value at FYE of Outstanding and Unvested Option Awards and Stock Awards Granted in FY	9,047,091	3,076,109
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior FYs (from prior FYE to current FYE)	(30,326,555)	(10,464,386)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in FY That Vested During FY	1,878,523	638,693
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior FYs For Which Applicable Vesting Conditions Were Satisfied During FY	(4,354,980)	(1,400,938)
- Fair Value as of Prior FYE of Option Awards and Stock Awards Granted in Prior FYs That Failed to Meet Applicable Vesting Conditions During FY	—	—
Compensation Actually Paid	(21,622,349)	(7,161,205)

Non-PEO NEO Average Total Compensation Amount	$ 8,089,890	7,518,446	4,146,301	4,954,336	4,191,579
Non-PEO NEO Average Compensation Actually Paid Amount	$ (7,161,205)	20,579,956	5,208,078	4,347,627	2,520,364
Adjustment to Non-PEO NEO Compensation Footnote	In 2025, the compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEO NEOs reflects the respective amounts set forth in columns (b) and (d), adjusted in accordance with SEC rules as set forth in the table below. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our non-PEO NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee with respect to our NEOs’ compensation for fiscal year 2025, see the Compensation Discussion and Analysis beginning on page 33. Fair values set forth in the table below are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting year.

	PEO	Non-PEO NEOs
Prior FYE	12/31/2024	12/31/2024
Current FYE	12/31/2025	12/31/2025
Fiscal Year	2025 ($)	2025 ($)
Summary Compensation Table Total	23,017,010	8,089,890
- Grant Date Fair Value of Option Awards and Stock Awards Granted in FY	(20,883,438)	(7,100,573)
+ Fair Value at FYE of Outstanding and Unvested Option Awards and Stock Awards Granted in FY	9,047,091	3,076,109
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior FYs (from prior FYE to current FYE)	(30,326,555)	(10,464,386)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in FY That Vested During FY	1,878,523	638,693
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior FYs For Which Applicable Vesting Conditions Were Satisfied During FY	(4,354,980)	(1,400,938)
- Fair Value as of Prior FYE of Option Awards and Stock Awards Granted in Prior FYs That Failed to Meet Applicable Vesting Conditions During FY	—	—
Compensation Actually Paid	(21,622,349)	(7,161,205)

Compensation Actually Paid vs. Total Shareholder Return	Relationship Between PEO and Other NEO Compensation Actually Paid and Company and Peer Group TSR
Compensation Actually Paid vs. Net Income	Relationship Between PEO and Other NEO Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Relationship Between PEO and Other NEO Compensation Actually Paid and NEBITDA
Total Shareholder Return Vs Peer Group	Relationship Between PEO and Other NEO Compensation Actually Paid and Company and Peer Group TSR
Tabular List, Table

Performance Measure*
Bookings
NEBITDA
Relative TSR

Total Shareholder Return Amount	$ 149.58	290.59	156.30	110.16	124.94
Peer Group Total Shareholder Return Amount	118.22	165.08	127.53	79.37	152.38
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 875,000,000	$ 937,000,000	$ 1,376,000,000	$ 353,000,000	$ 243,000,000
Company Selected Measure Amount	1,586	1,396	1,135	1,013	872
PEO Name	Mr. Bhutani
Additional 402(v) Disclosure	Reflects “Net Income” in the Company’s Consolidated Statements of Operations included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2025, 2024, 2023, 2022 and 2021. Net income for the year ended December 31, 2025 included a one-time benefit for the recognition of an uncertain tax position of $34.6 million. Net income for the year ended December 31, 2024 included a non-routine, non-cash benefit to income taxes of $267.4 million related to the conversion of GoDaddy’s Desert Newco, LLC subsidiary from a partnership to a disregarded entity for U.S. income tax purposes. Net income for the year ended December 31, 2023 included (i) $90.8 million in restructuring and other charges and (ii) a $971.8 million benefit for income taxes primarily due to a $1,014.0 million release of the majority of our domestic valuation allowance.Bookings is an operating metric and NEBITDA is a non-GAAP financial measure. For information on how we compute Bookings and for a reconciliation between NEBITDA as a non-GAAP financial measure and its most directly comparable GAAP financial measure, please refer to “Appendix A — Operating and Business Metrics, Non-GAAP Financial Information and Reconciliations” in this Proxy Statement.
Benefit For Uncertain Tax Position Recognized	$ 34,600,000
Non-Cash Income Tax Benefit		$ 267,400,000
Restructuring And Other Charges			$ 90,800,000
Benefit For Income Taxes			971,800,000
Benefit For Income Taxes, Valuation Allowance Release			$ 1,014,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Bookings
Measure:: 2
Pay vs Performance Disclosure
Name	NEBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Non-GAAP Measure Description	NEBITDA is not a financial measure prepared in accordance with GAAP. For a reconciliation of NEBITDA to its most directly comparable GAAP financial measure, please refer to “Appendix A — Operating and Business Metrics, Non-GAAP Financial Information and Reconciliations” in this Proxy Statement.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (20,883,438)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,047,091
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(30,326,555)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,878,523
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,354,980)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,100,573)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,076,109
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,464,386)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	638,693
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,400,938)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0